Note 7 - Accounts Receivable - Components of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Receivable from Minera Juanicipio (Notes 8 & 17)	$ 2	$ 855
Value added tax (“IVA” and “GST”)	499	700
Other receivables	315	4
Current trade receivables	$ 816	$ 1,559